Segments	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segments
Note 4 - Segments
During the year ended December 31, 2021 we had two operating segments: operations performed under our dayrate model (which includes rig charters and ancillary services) and operations performed under the Integrated Well Services ("IWS") model. IWS operations were performed by our joint venture entities Opex and Akal. Our CODM reviews financial information provided as an aggregate sum of assets, liabilities and activities that exist to generate cash flows, by our two operating segments.
On August 4, 2021, the Company executed a Stock Purchase Agreement for the sale of the Company's 49% interest in each of Opex and Akal (see Note 7 - Equity Method Investments), representing the Company's disposal of the IWS operating segment.
The following presents information by segment for the year ended December 31, 2021:

(In $ millions)	Dayrate	IWS(1)	Reconciling items(2)	Consolidated total
Dayrate revenue	205.8	301.6	(301.6)	205.8
Related party revenue	39.5	—	—	39.5
Intersegment revenue	88.5	—	(88.5)	—
Gain on disposals	—	—	1.2	1.2
Rig operating and maintenance expenses	(339.7)	(186.3)	345.5	(180.5)
Intersegment expenses	—	(88.5)	88.5	—
Depreciation of non-current assets	(117.6)	—	(2.0)	(119.6)
General and administrative expenses	—	—	(34.7)	(34.7)
Income from equity method investments	—	—	16.1	16.1
Operating (loss)/income including equity method investment	(123.5)	26.8	24.5	(72.2)

Total assets	2,883.0	—	197.3	3,080.3
The following presents information by segment for the year ended December 31, 2020:

(In $ millions)	Dayrate	IWS	Reconciling items(2)	Consolidated total
Dayrate revenue	265.2	386.2	(386.2)	265.2
Related party revenue	42.3	—	—	42.3
Intersegment revenue	179.6	—	(179.6)	—
Gain on disposals	—	—	19.0	19.0
Rig operating and maintenance expenses	(437.4)	(167.9)	334.9	(270.4)
Intersegment expenses	—	(179.6)	179.6	—
Depreciation of non-current assets	(116.0)	—	(1.9)	(117.9)
Impairment of non-current assets	(77.1)	—	—	(77.1)
General and administrative expenses	—	—	(49.1)	(49.1)
Income from equity method investments	—	—	9.5	9.5
Operating (loss)/income including equity method investment	(143.4)	38.7	(73.8)	(178.5)

Total assets	3,368.3	336.5	(533.7)	3,171.1

The following presents information by segment for the year ended December 31, 2019:

(In $ millions)	Dayrate	IWS	Reconciling items(2)	Consolidated total
Dayrate revenue	327.6	68.1	(68.1)	327.6
Related party Revenue	6.5	—	—	6.5
Intersegment revenue	49.8	—	(49.8)	—
Gain on disposals	—	—	6.4	6.4
Rig operating and maintenance expenses	(355.3)	(35.9)	83.3	(307.9)
Intersegment expenses	—	(49.8)	49.8	—
Depreciation of non-current assets	(100.1)	—	(1.3)	(101.4)
Impairment of non-current assets	(11.4)	—	—	(11.4)
Amortization of acquired contract backlog	(20.2)	—	—	(20.2)
General and administrative expenses	—	—	(50.4)	(50.4)
Loss from equity method investments	—	—	(9.0)	(9.0)
Operating (loss)/income including equity method investment	(103.1)	(17.6)	(39.1)	(159.8)

Total assets	3,358.0	81.3	(159.3)	3,280.0

(1) Financial information presented for the IWS operating segment covers the period up to disposal, on August 4, 2021.

(2) General and administrative expenses and depreciation expense incurred by our corporate office are not allocated to our operating segments for purposes of measuring segment operating income / (loss) and are included in "Reconciling items". The full operating results included above for our equity method investments are not included within our consolidated results and thus are deducted under "Reconciling items" and replaced with our Income / (loss) from equity method investments (see Note 7 - Equity Method Investments).
Geographic data
Revenues are attributed to geographical location based on the country of operations for drilling activities, and thus the country where the revenues are generated.

The following presents our revenues by geographic area:

	For the Years Ended December 31,
(In $ millions)	2021	2020	2019
South East Asia	99.5	70.6	23.8
Europe	75.6	52.6	114.7
Mexico	39.5	43.2	50.0
West Africa	30.7	108.1	102.4
Middle East	—	33.0	43.2
Total	245.3	307.5	334.1

The following presents the net book value of our jack-up rigs by geographic area(1):

	As of December 31,
(In $ millions)	2021	2020
South East Asia	1,266.7	1,277.4
Mexico	645.7	693.5
West Africa	568.1	587.3
Europe	250.3	266.4
Total	2,730.8	2,824.6
(1) The fixed assets referred to in the table above exclude assets under construction. Asset locations at the end of a period are not necessarily indicative of the geographical distribution of the revenue or operating profits generated by such assets during the associated periods.
Major customers
The following customers accounted for more than 10% of our dayrate revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2021	2020	2019
PTT Exploration and Production Public Company Limited	24%	3%	—%
CNOOC Petroleum Europe Limited	16%	1%	—%
Perfomex	11%	9%	1%
ExxonMobil	1%	18%	15%
National Drilling Company (ADOC)	—%	11%	13%
Centrica North Sea Limited (Spirit Energy)	—%	10%	10%
TAQA Bratani Limited	—%	1%	11%
Pan American Energy	—%	—%	13%
Total	52%	53%	63%